Taxation (Details)				12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Taxation [Line Items]
Federal corporate income tax rate				21.00%	21.00%	21.00%	21.00%
Profits tax rates				8.84%	8.84%	8.84%	8.84%
Assessable profits (in Dollars)					$ 2
Statutory tax rate				16.50%	16.50%	16.50%
Net taxable loss		$ 462,442	$ 3,620,462	$ 1,027,649		$ 1,353,803
Valuation allowance deferred tax assets (in Dollars)	[1]	$ 5,620		251,333			$ 5,620
Deferred tax liability				$ 11,390
Hong Kong [Member]
Taxation [Line Items]
Profits tax rates				16.50%	16.50%	16.50%
Assessable profits (in Dollars)					$ 2
Deferred tax liability								$ 88,569	$ 24,313
Minimum [Member] | Hong Kong [Member]
Taxation [Line Items]
Profits tax rates				8.25%	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxation [Line Items]
Profits tax rates				16.50%	16.50%	16.50%
Hong Kong Profit Tax Rates [Member] | Minimum [Member]
Taxation [Line Items]
Profits tax rates				8.25%	8.25%	8.25%
Hong Kong Profit Tax Rates [Member] | Maximum [Member]
Taxation [Line Items]
Profits tax rates				16.50%	16.50%	16.50%

[1]	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 and $5,620 for the years ended September 30, 2025 and 2024, respectively.